Expenditure Commitments	12 Months Ended
Jun. 30, 2021
Disclosure of commitments [text block] [Abstract]
EXPENDITURE COMMITMENTS

15. EXPENDITURE COMMITMENTS

The Group has short term leases contracted for but not capitalized in the financial statements. The Group has commitments under these contracts within one year of A$30,668. As of June 30, 2021, the lease commitments mainly relate to the short term lease for the Bourke Street office lease expiring on September 30, 2021.

The majority of our contracts for research and development programs have a termination notice period of 30 days. As of June 30, 2021, we had research and development termination commitments approximating A$4.5 million. No liability has been recognised within our financial statements for this period. In addition, we have the ability to scale down our operations and prioritise our research and development programs to reduce expenditures.

Details in relation to commitments under employee service agreements with Directors and Key Management Personnel are outlined in Note 21.